Retirement Benefits	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Retirement Benefits
12. RETIREMENT BENEFITS
Plan Descriptions
Defined Benefit Pension Plans – The company sponsors several defined benefit pension plans in the U.S. covering the majority of its employees. Pension benefits for most employees are based on the employee’s years of service, age and compensation. It is our policy to fund at least the minimum amount required for all qualified plans, using actuarial cost methods and assumptions acceptable under U.S. Government regulations, by making payments into benefit trusts separate from the company.
Defined Contribution Plans – The company also sponsors 401(k) defined contribution plans in which most employees are eligible to participate, including certain employees covered under collective bargaining agreements. Company contributions for most plans are based on employer matching of up to 50 percent of employee contributions up to eight percent of compensation. In addition to the 401(k) defined contribution benefit, certain employees hired after June 30, 2008, are eligible to participate in a defined contribution program in lieu of a defined benefit pension plan. The company’s contributions to these defined contribution plans for the years ended December 31, 2015, 2014 and 2013, were $291 million, $282 million and $285 million, respectively.
Non-U.S. Benefit Plans – The company sponsors several benefit plans for non-U.S. employees. These plans are designed to provide benefits appropriate to local practice and in accordance with local regulations. Some of these plans are funded using benefit trusts that are separate from the company.
Medical and Life Benefits – The company provides a portion of the costs for certain health care and life insurance benefits for a substantial number of its active and retired employees. Certain covered employees achieve eligibility to participate in these plans upon retirement from active service if they meet specified age and years of service requirements. Qualifying dependents are also eligible for plan benefits in certain circumstances. The company reserves the right to amend or terminate the plans at any time. The company has capped the amount of its contributions to substantially all of its remaining post retirement medical and life benefit plans.
In addition to a company and employee cost-sharing feature, the health plans also have provisions for deductibles, co-payments, coinsurance percentages, out-of-pocket limits, conformance to a schedule of reasonable fees, the use of managed care providers and coordination of benefits with other plans. The plans also provide for a Medicare carve-out. Subsequent to January 1, 2005 (or earlier at some segments), newly hired employees are not eligible for subsidized post retirement medical and life benefits.
In the first quarter of 2014, we communicated an amendment to most of our Medicare-eligible retirees, that beginning in the third quarter of 2014, in lieu of the benefits previously provided under the plans, the company will provide subsidies to reimburse retirees for a portion of the cost of individual Medicare-supplemental coverage purchased directly by the retiree through a private insurance exchange. The amendment did not affect Pre-Medicare retirees. We expect that the cost of retiree medical coverage in 2016 will be comparable to 2015.
Summary Plan Results
The cost to the company of its retirement benefit plans is shown in the following table:

	Year Ended December 31
	Pension Benefits			Medical and Life Benefits
$ in millions	2015	2014	2013	2015	2014	2013
Components of net periodic benefit cost
Service cost	$484	$457	$516	$35	$34	$36
Interest cost	1,224	1,260	1,117	94	99	96
Expected return on plan assets	(1,975)	(1,871)	(1,809)	(89)	(83)	(75)
Amortization of:
Prior service credit	(60)	(59)	(58)	(28)	(45)	(51)
Net loss from previous years	682	327	608	27	13	30
Other	—	1	—	—	—	—
Net periodic benefit cost	$355	$115	$374	$39	$18	$36

The table below summarizes the components of changes in unamortized benefit plan costs for the years ended December 31, 2015, 2014 and 2013:

$ in millions	Pension Benefits	Medical and Life Benefits	Total
Changes in unamortized benefit plan costs
Change in net actuarial loss	$(2,158)	$(280)	$(2,438)
Amortization of:
Prior service credit	58	51	109
Net loss from previous years	(608)	(30)	(638)
Tax expense related to above items	1,075	102	1,177
Change in unamortized benefit plan costs – 2013	(1,633)	(157)	(1,790)
Change in net actuarial loss	3,833	234	4,067
Change in prior service cost	—	(92)	(92)
Amortization of:
Prior service credit	59	45	104
Net loss from previous years	(327)	(13)	(340)
Tax benefit related to above items	(1,357)	(66)	(1,423)
Change in unamortized benefit plan costs – 2014	2,208	108	2,316
Change in net actuarial loss	626	(125)	501
Change in prior service cost	—	—	—
Amortization of:
Prior service credit	60	28	88
Net loss from previous years	(682)	(27)	(709)
Tax (benefit) expense related to above items	(1)	46	45
Change in unamortized benefit plan costs – 2015	$3	$(78)	$(75)

The table below presents the components of accumulated other comprehensive loss related to the company's retirement benefit plans:

	Pension Benefits		Medical and Life Benefits
$ in millions	2015	2014	2015	2014
Amounts recorded in accumulated other comprehensive loss
Net actuarial loss	$(8,741)	$(8,797)	$(220)	$(372)
Prior service credit	304	364	66	94
Income tax benefits related to above items	3,286	3,285	64	110
Unamortized benefit plan costs	$(5,151)	$(5,148)	$(90)	$(168)

The following table sets forth the funded status and amounts recognized in the consolidated statements of financial position for the company’s retirement benefit plans. Pension benefits data includes the qualified plans, foreign plans and U.S. unfunded non-qualified plans for benefits provided to directors, officers and certain employees. The company uses a December 31 measurement date for its plans.

	Pension Benefits		Medical and Life Benefits
$ in millions	2015	2014	2015	2014
Change in plan assets
Fair value of plan assets at beginning of year	$25,063	$24,098	$1,216	$1,175
Net gain on plan assets	(258)	2,298	(5)	108
Employer contributions	578	78	68	57
Participant contributions	10	19	22	50
Benefits paid	(1,428)	(1,409)	(151)	(186)
Other	(15)	(21)	3	12
Fair value of plan assets at end of year	23,950	25,063	1,153	1,216
Change in projected benefit obligation
Projected benefit obligation at beginning of year	30,525	25,972	2,398	2,224
Service cost	484	457	35	34
Interest cost	1,224	1,260	94	99
Participant contributions	10	19	22	50
Plan amendments	—	—	—	(92)
Actuarial (gain) loss	(1,602)	4,273	(219)	258
Benefits paid	(1,428)	(1,409)	(151)	(186)
Other	(31)	(47)	2	11
Projected benefit obligation at end of year	29,182	30,525	2,181	2,398
Funded status	$(5,232)	$(5,462)	$(1,028)	$(1,182)

Classification of amounts recognized in the consolidated statements of financial position
Non-current assets	$18	$3	$79	$80
Current liability	(142)	(133)	(43)	(39)
Non-current liability	(5,108)	(5,332)	(1,064)	(1,223)

The following table shows those amounts expected to be recognized in net periodic benefit cost in 2016:

$ in millions	Pension Benefits	Medical and Life Benefits	Total
Amounts expected to be recognized in 2016 net periodic benefit cost
Net actuarial loss	$714	$16	$730
Prior service credit	(60)	(22)	(82)

The accumulated benefit obligation for all defined benefit pension plans was $29.0 billion and $30.3 billion at December 31, 2015 and 2014, respectively.
Amounts for pension plans with accumulated benefit obligations in excess of fair value of plan assets are as follows:

	December 31
$ in millions	2015	2014
Projected benefit obligation	$29,131	$30,405
Accumulated benefit obligation	28,923	30,172
Fair value of plan assets	23,882	24,940

Plan Assumptions
On a weighted-average basis, the following assumptions were used to determine benefit obligations and net periodic benefit cost:

	Pension Benefits		Medical and Life Benefits
	2015	2014	2015	2014
Assumptions used to determine benefit obligation at December 31
Discount rate	4.53%	4.12%	4.47%	4.04%
Initial cash balance crediting rate assumed for the next year	3.00%	2.75%
Rate to which the cash balance crediting rate is assumed to increase (the ultimate rate)	3.75%	3.50%
Year that the cash balance crediting rate reaches the ultimate rate	2021	2020
Rate of compensation increase	3.00%	3.00%
Initial health care cost trend rate assumed for the next year			7.00%	6.50%
Rate to which the health care cost trend rate is assumed to decline (the ultimate trend rate)			5.00%	5.00%
Year that the health care cost trend rate reaches the ultimate trend rate			2020	2019
Assumptions used to determine benefit cost for the year ended December 31
Discount rate	4.12%	4.99%	4.04%	4.90%
Initial cash balance crediting rate assumed for the next year	2.75%	3.90%
Rate to which the cash balance crediting rate is assumed to increase (the ultimate rate)	3.50%	4.70%
Year that the cash balance crediting rate reaches the ultimate rate	2020	2019
Expected long-term return on plan assets	8.00%	8.00%	7.58%	7.45%
Rate of compensation increase	3.00%	3.00%
Initial health care cost trend rate assumed for the next year			6.50%	6.50%
Rate to which the health care cost trend rate is assumed to decline (the ultimate trend rate)			5.00%	5.00%
Year that the health care cost trend rate reaches the ultimate trend rate			2019	2017

Plan Assets and Investment Policy
Plan assets are invested in various asset classes that are expected to produce a sufficient level of diversification and investment return over the long term. The investment goal is to exceed the assumed rate of return over the long term within reasonable and prudent levels of risk. Through consultation with our investment management team and outside investment advisers, management develops expected long-term returns for each of the plans’ strategic asset classes. In addition to our historical investment performance, we consider several factors, including current market data such as yields/price-earnings ratios, historical market returns over long periods and periodic surveys of investment managers’ expectations. Using policy target allocation percentages and the asset class expected returns, we calculate a weighted-average expected return. Liability studies are conducted on a regular basis to provide guidance in setting investment goals with an objective to balance risk. Risk targets are established and monitored against acceptable ranges.
Our investment policies and procedures are designed to ensure the plans’ investments are in compliance with ERISA (Employee Retirement Income Security Act). Guidelines are established defining permitted investments within each asset class. Derivatives are used for transitioning assets, asset class rebalancing, managing currency risk and for management of fixed income and alternative investments.
For the majority of the plans’ assets, the investment policies require that the asset allocation be maintained within the following ranges as of December 31, 2015:

Asset Allocation Ranges
U.S. equities	15% - 35%
International equities	10% - 30%
Fixed income securities	20% - 55%
Alternative investments	10% - 30%

The table below provides the fair values of the company’s pension and VEBA trust plan assets at December 31, 2015 and 2014, by asset category. The table also identifies the level of inputs used to determine the fair value of assets in each category (see Note 1 for definition of levels). The significant amount of Level 2 investments in the table results from including in this category investments in pooled funds that contain investments with values based on quoted market prices, but for which the funds are not valued on a quoted market basis, and fixed income securities valued using model-based pricing services.

	Level 1		Level 2		Level 3		Total
$ in millions	2015	2014	2015	2014	2015	2014	2015	2014
Asset category
Cash and cash equivalents(1)	$37	$38	$1,471	$1,737			$1,508	$1,775
U.S. equities(2)	4,043	4,729	593	147	$2	$2	4,638	4,878
International equities(2)	2,300	2,675	2,551	2,062			4,851	4,737
Fixed income securities
U.S. Treasuries			530	957			530	957
U.S. Government Agency			717	909			717	909
Non-U.S. Government			309	440			309	440
Corporate debt			4,919	5,710			4,919	5,710
Asset backed			392	604	1	4	393	608
High yield debt			1,719	586			1,719	586
Bank loans			261	228			261	228
Alternative Investments
Hedge funds					497	632	497	632
Private equities					1,850	2,030	1,850	2,030
Real estate					2,886	2,759	2,886	2,759
Other(3)	20	32	5	(2)			25	30
Fair value of plan assets at the end of the year	$6,400	$7,474	$13,467	$13,378	$5,236	$5,427	$25,103	$26,279

(1)	Cash and cash equivalents are predominantly held in money market or short-term investment funds.
(2) U.S. and international equities represent private investment funds that primarily hold diversified investments in underlying equity securities. These funds are structured as limited partnerships, one of which has an unfunded commitment of $25 million. Redemption periods are monthly with a notice requirement less than 30 days.
(3) Other assets include derivative assets with a fair value of $40 million and $84 million, derivative liabilities with a fair value of $25 million and $59 million, and net notional amounts of $3.2 billion and $3.0 billion, as of December 31, 2015 and 2014, respectively. Derivative instruments may include exchange traded futures contracts, interest rate swaps, options on futures and swaps, currency contracts, total return swaps and credit default swaps. Notional amounts do not quantify risk or represent assets or liabilities of the pension and VEBA trusts, but are used in the calculation of cash settlement under the contracts. The volume of derivative activity is commensurate with the amounts disclosed at year-end. Certain derivative financial instruments within the pension trust are subject to master netting agreements with certain counterparties.

The changes in the fair value of the pension and VEBA plan trust assets measured using Level 3 significant unobservable inputs during 2015 and 2014, are as follows:

$ in millions	Hedge funds and High-yield debt	Private equities	Real Estate	Other	Total
Balance as of December 31, 2013	$822	$2,075	$2,767	$6	$5,670
Actual return on plan assets:
Unrealized (losses) gains, net	(46)	(60)	173	—	67
Realized gains, net	89	10	71	—	170
Purchases	21	431	61	—	513
Sales	(254)	(426)	(313)	—	(993)
Balance as of December 31, 2014	632	2,030	2,759	6	5,427
Actual return on plan assets:
Unrealized gains (losses), net	(55)	(193)	235	—	(13)
Realized gains (losses), net	50	(2)	(7)	—	41
Purchases	87	225	52	—	364
Sales	(217)	(210)	(153)	(3)	(583)
Balance as of December 31, 2015	$497	$1,850	$2,886	$3	$5,236

The amount of total gains and (losses) for the period attributable to the change in unrealized gains or (losses) related to assets held at year-end	$(55)	$(172)	$310	$—	$83

There were no transfers of plan assets between the three levels of the fair value hierarchy during the years ended December 31, 2015 and 2014.
Generally, investments are valued based on information in financial publications of general circulation, statistical and valuation services, records of security exchanges, appraisal by qualified persons, transactions and bona fide offers. U.S. and international equities consist primarily of common stocks and institutional common trust funds. Investments in common and preferred shares are valued at the last reported sales price of the stock on the last business day of the reporting period. Units in common trust funds and hedge funds are valued based on the redemption price of units owned by the trusts at year-end. Fair value for real estate and private equity partnerships is primarily based on valuation methodologies that include third party appraisals, comparable transactions, discounted cash flow valuation models and public market data.
Non-government fixed income securities are invested across various industry sectors and credit quality ratings. Generally, investment guidelines are written to limit securities, for example, to no more than five percent of each trust account, and to exclude the purchase of securities issued by the company. The number of real estate, hedge fund and private equity partnerships is 167 and the unfunded commitments are $1.5 billion and $833 million as of December 31, 2015 and 2014, respectively. For alternative investments that cannot be redeemed, the typical investment term is ten years. For alternative investments that permit redemptions, such redemptions are generally made quarterly and require a 90-day notice. The company is generally unable to determine the final redemption date and amount until the request is processed by the investment fund and therefore categorizes such alternative investments as Level 3 assets.
For the years ended December 31, 2015 and 2014, the defined benefit pension and VEBA trusts did not hold any Northrop Grumman common stock.
Benefit Payments
The following table reflects estimated future benefit payments for the next ten years, based upon the same assumptions used to measure the benefit obligation, and includes expected future employee service, as of December 31, 2015:

$ in millions	Pension Plans	Medical and Life Plans	Total
Year Ending December 31
2016	$1,469	$151	$1,620
2017	1,513	155	1,668
2018	1,563	158	1,721
2019	1,614	160	1,774
2020	1,664	161	1,825
2021 through 2025	9,065	788	9,853

In 2016, the company expects to contribute the required minimum funding of approximately $79 million to its pension plans and approximately $75 million to its other post-retirement benefit plans. During the year ended December 31, 2015, the company made a voluntary pension contribution of $500 million.